GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2019

Principal Amount		Value
	SHORT TERM INVESTMENTS - 100.48%
	Certificates of Deposits - 77.78%
	Bank of Montreal
$1,500,000	1.950%, 02/28/2020	$1,500,000
6,500,000	1.877% (1 Month LIBOR USD + 0.180%), 04/03/2020 (a)	6,501,562
8,000,000	CIBC
	1.500%, 01/02/2020	8,000,000
8,000,000	Credit Agricole Corporation & Investment Bank
	1.530%, 01/06/2020	8,000,000
7,000,000	Credit Industriel ET Commercial
	1.800%, 02/14/2020	7,000,000
6,500,000	DG Bank
	1.870%, 03/27/2020	6,499,920
	Landesbank Baden Wurttemberg
4,000,000	1.780%, 01/17/2020	4,000,000
3,000,000	1.900%, 01/21/2020	3,000,017
4,000,000	Mitsubishi UFJ Trust & Banking Corp.
	2.000%, 02/06/2020	4,000,000
7,500,000	Mizuho Bank, Ltd.
	1.964% (1 Month LIBOR USD + 0.200%), 04/20/2020 (a)	7,499,067
5,000,000	MUFG Bank, Ltd.
	2.000%, 02/18/2020	5,000,033
6,500,000	National Australia Bank, Ltd.
	1.915% (1 Month LIBOR USD + 0.150%), 05/20/2020 (a)	6,499,079
3,900,000	National Bank of Kuwait
	1.500%, 01/02/2020	3,900,000
6,500,000	Nordea Bank
	1.948% (3 Month LIBOR USD + 0.060%), 06/11/2020 (a)	6,500,409
	Norinchukin Bank
5,000,000	1.870%, 02/20/2020	5,000,000
2,000,000	1.900%, 03/27/2020	2,000,094
6,500,000	Oversea-Chinese Banking Corp., Ltd.
	1.964% (3 Month LIBOR USD + 0.070%), 06/16/2020 (a)	6,500,425
	Royal Bank of Canada
5,000,000	1.916% (1 Month LIBOR USD + 0.180%), 06/12/2020 (a)	4,999,465
1,000,000	1.925% (1 Month LIBOR USD + 0.210%), 07/10/2020 (a)	999,913
8,000,000	SEB
	1.500%, 01/02/2020	8,000,000
	Sumitomo Mitsui Trust Bank, Ltd.
4,250,000	1.971% (1 Month LIBOR USD + 0.230%), 02/13/2020 (a)	4,250,000
1,300,000	2.020%, 02/14/2020	1,300,000
4,500,000	1.890%, 03/09/2020	4,499,927
8,000,000	Svenska Handelsbanken
	1.935% (1 Month LIBOR USD + 0.190%), 05/18/2020 (a)	8,000,063
8,000,000	Toronto-Dominion Bank
	2.075% (1 Month LIBOR USD + 0.310%), 10/20/2020 (a)	8,002,431
		131,452,405

	Commercial Papers - 8.57%
	Bank of America NA
5,000,000	2.020%, 01/09/2020	5,000,000
2,000,000	1.840%, 06/15/2020 (f)	2,000,125
	COFCO Capital Corp.
1,000,000	0.000%, 01/15/2020	999,281
6,500,000	0.000%, 01/22/2020	6,493,175
		14,492,581

Number of Shares
	Money Market Funds - 2.28%
3,846,620	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (b)(c)	3,846,620
		3,846,620
Principal Amount
	U.S. Treasury Bills - 11.85%
$9,600,000	1.416%, 01/09/2020 (c)(d)(e)	9,596,801
9,300,000	1.494%, 02/06/2020 (c)(d)(e)	9,285,977
1,150,000	1.512%, 03/05/2020 (d)(e)	1,146,986
		20,029,764
	Total Short Term Investments (cost $169,819,017)	169,821,370

	Total Investments (Cost $169,819,017) - 100.48%	169,821,370
	Liabilities in Excess of Other Assets - (0.48)%	(817,312)
	TOTAL NET ASSETS - 100.00%	$169,004,058

Percentages are stated as a percent of net assets.
(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2019.
(b)	Seven-day yield as of December 31, 2019.
(c)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is held as collateral for certain futures contracts.
(f)	These securities have been illiquid to the Fund's liquidity guidelines. The value of these securities total $2,000,125, which represents 1.18% of total net assets.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Futures Contracts (Unaudited)
December 31, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
Euribor 3 Month Futures	(531)	(149,479,627)	Mar-20	$21,382
Eurodollar 90 Day Futures	450	110,598,750	Jun-20	(81,335)
Sterling 90 Day Futures	(160)	(26,293,480)	Mar-20	(2,568)
Amsterdam IDX Futures	45	6,103,948	Jan-20	(35,837)
Australian Dollar Futures	(15)	(1,055,700)	Mar-20	(27,698)
Australian 10-Year Treasury Bond Futures	106	10,634,006	Mar-20	(201,279)
Australian 3-Year Treasury Bond Futures	349	28,168,065	Mar-20	(193,881)
British Pound Futures	101	8,390,575	Mar-20	55,764
Brazilian Real Futures	(14)	(350,840)	Jan-20	(6,307)
Brent Crude Futures (a)	102	6,732,000	Jan-20	285,576
Canadian Dollar Futures	166	12,796,110	Mar-20	115,353
CAC40 Index Futures	81	5,424,229	Jan-20	16,447
Canadian 10-Year Bond Futures	65	6,881,676	Mar-20	(140,953)
Swiss Franc Futures	(31)	(4,030,000)	Mar-20	(86,460)
Cocoa Futures (a)	26	660,400	Mar-20	(18,505)
Coffee 'C' Futures (a)	38	1,848,225	Mar-20	76,096
Copper Futures (a)	41	2,866,925	Mar-20	(5,053)
Corn Futures (a)	(137)	(2,656,088)	Mar-20	(38,070)
Cotton No. 2 Futures (a)	(24)	(828,600)	Mar-20	(38,523)
DAX® Index Futures	14	5,200,533	Mar-20	(45,170)
DJIA E-Mini CBOT Futures	97	13,826,380	Mar-20	226,462
E-mini Russell 2000 Futures	143	11,944,790	Mar-20	182,443
Euro Fx Futures	(168)	(23,692,200)	Mar-20	(320,715)
Euro Stoxx 50® Index Futures	141	5,897,801	Mar-20	(23,598)
Euro-Bobl Futures	98	14,689,557	Mar-20	(55,092)
Euro-BTP Futures	48	7,670,308	Mar-20	39,781
Euro-Bund Futures	69	13,195,524	Mar-20	(126,256)
Euro-Buxl® 30 Year Futures	21	4,673,001	Mar-20	(106,970)
Euro-OATS Futures	77	14,058,654	Mar-20	(106,336)
Euro-Schatz Futures	(427)	(53,598,918)	Mar-20	24,882
FTSE 100 Index Futures	39	3,873,963	Mar-20	29,062
FTSE China A50 Index Futures	286	4,121,260	Jan-20	59,374
FTSE JSE Top 40 Futures	5	183,350	Mar-20	(2,219)
FTSE MIB Index Futures	34	4,464,049	Mar-20	11,340
RBOB Gasoline Futures (a)	60	4,260,060	Jan-20	84,244
Gold 100 Oz. Futures (a)	66	10,052,460	Feb-20	302,820
Hang Seng Index Futures	11	1,995,367	Jan-20	12,442
HSCEI Index Futures	43	3,093,265	Jan-20	19,179
IBEX 35® Index Futures	51	5,450,850	Jan-20	(29,158)
Indian Rupee Futures	145	4,055,650	Jan-20	(37,105)
Japanese Yen Futures	(264)	(30,510,150)	Mar-20	36,232
Lean Hogs Futures (a)	(31)	(966,270)	Apr-20	(38,097)
Live Cattle Futures (a)	79	4,018,730	Apr-20	36,720
LME Copper Futures (a)(b)	(17)	(2,624,375)	Mar-20	(132,528)
LME Copper Futures (a)(b)	27	4,168,125	Mar-20	53,632
LME Nickel Futures (a)(b)	(51)	(4,291,650)	Mar-20	(137,457)
LME Nickel Futures (a)(b)	59	4,964,850	Mar-20	(134,226)
LME Aluminium Futures (a)(b)	(147)	(6,651,750)	Mar-20	(258,832)
LME Aluminium Futures (a)(b)	91	4,117,750	Mar-20	32,443
LME Zinc Futures (a)(b)	50	2,843,438	Mar-20	(22,871)
LME Zinc Futures (a)(b)	(72)	(4,094,550)	Mar-20	(16,200)
Long Gilt Futures	64	11,137,733	Mar-20	(96,902)
Low Sulphur Gas Oil Futures (a)	45	2,761,875	Feb-20	58,546
Mexican Peso Futures	524	13,726,180	Mar-20	271,696
MSCI EAFE Index Futures	133	13,542,725	Mar-20	308,116
MSCI Emerging Markets Index Futures	179	10,025,790	Mar-20	402,460
MSCI Singapore Index Futures	92	2,541,210	Jan-20	2,612
MSCI Taiwan Index Futures	121	5,561,160	Jan-20	(5,540)
E-mini Nasdaq 100 Futures	78	13,653,510	Mar-20	469,187
Natural Gas Futures (a)	(136)	(2,977,040)	Jan-20	121,594
New Zealand Dollar Futures	153	10,327,500	Mar-20	28,381
Nikkei 225 Futures	27	5,874,373	Mar-20	71,467
NY Harbor ULSD Futures (a)	27	2,293,855	Jan-20	29,497
OMXS30 Futures	272	5,135,021	Jan-20	(51,206)
Platinum Futures (a)	51	2,493,390	Apr-20	88,904
E-mini S&P Mid Cap 400 Futures	55	11,356,400	Mar-20	232,982
S&P/TSX 60 Index Futures	48	7,484,533	Mar-20	26,651
E-mini S&P 500 Futures	93	15,024,615	Mar-20	405,529
South African Rand Futures	65	2,303,438	Mar-20	49,941
Euro-BTP Futures - Short	187	23,583,186	Mar-20	31,583
Silver Futures (a)	34	3,046,570	Mar-20	139,887
Soybean Futures (a)	(21)	(1,003,275)	Mar-20	(73,370)
Soybean Meal Futures (a)	(70	(2,132,900)	Mar-20	(27,678)
Soybean Oil Futures (a)	179	3,734,298	Mar-20	150,114
SPI 200TM Index Futures	54	6,255,430	Mar-20	(78,291)
Sugar No. 11 Futures (a)	26	390,790	Feb-20	(2,827)
TOPIX Index Futures	37	5,860,476	Mar-20	16,318
U.S. Treasury 10-Year Note Futures	135	17,336,953	Mar-20	(168,955)
U.S. Treasury 2-Year Note Futures	244	52,582,000	Mar-20	(45,999)
U.S. Treasury 5-Year Note Futures	223	26,449,891	Mar-20	(106,403)
U.S. Treasury Long Bond Futures	59	9,198,469	Mar-20	(209,701)
U.S. Treasury Ultra Bond Futures	32	5,813,000	Mar-20	(161,077)
Wheat Futures (a)	43	1,201,313	Mar-20	18,415
WTI Crude Futures (a)	65	3,968,900	Jan-20	128,808
				$1,277,114

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open    futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Forward Currency Contracts (Unaudited)
December 31, 2019

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency be delivered	Unrealized Appreciation (Depreciation)
3/18/2020	UBS AG	Chinese Yuan Renminbi	12000000	U.S. Dollar	1,722,807	$(2,064)
3/18/2020	UBS AG	Turkish Lira	47700000	U.S. Dollar	8,032,492	(170,851)
3/18/2020	JP Morgan Chase	Norwegian Krone	125999999	U.S. Dollar	14,085,590	269,615
3/18/2020	BNP Paribas	Norwegian Krone	18000000	U.S. Dollar	2,017,962	32,782
3/18/2020	JP Morgan Chase	Polish Zloty	2500000	U.S. Dollar	652,645	6,437
3/18/2020	BNP Paribas	Polish Zloty	15000000	U.S. Dollar	3,919,997	34,496
3/18/2020	Citibank	Polish Zloty	6000000	U.S. Dollar	1,580,708	1,089
3/18/2020	HSBC	Singapore Dollar	4625000	U.S. Dollar	3,409,507	31,928
3/18/2020	UBS AG	Singapore Dollar	14625000	U.S. Dollar	10,767,682	114,694
3/18/2020	Citibank	Singapore Dollar	13750000	U.S. Dollar	10,159,709	71,585
3/18/2020	JP Morgan Chase	Swedish Krona	34000000	U.S. Dollar	3,648,343	(4,614)
3/18/2020	BNP Paribas	Swedish Krona	4000000	U.S. Dollar	429,986	(1,312)
3/18/2020	Citibank	Swedish Krona	4000000	U.S. Dollar	429,044	(370)
3/18/2020	UBS AG	U.S. Dollar	1699876	Chinese Yuan Renminbi	12,000,000	(20,868)
3/18/2020	UBS AG	U.S. Dollar	201307	Turkish Lira	1,200,000	3,529
3/18/2020	BNP Paribas	U.S. Dollar	591857	Turkish Lira	3,600,000	(1,475)
3/18/2020	Citibank	U.S. Dollar	794568	Turkish Lira	4,800,000	3,459
3/18/2020	JP Morgan Chase	U.S. Dollar	2048138	Turkish Lira	12,300,000	20,923
3/18/2020	HSBC	U.S. Dollar	444878	Turkish Lira	2,700,000	(121)
3/18/2020	UBS AG	U.S. Dollar	18392321	Norwegian Krone	168,000,000	(747,950)
3/18/2020	UBS AG	U.S. Dollar	6078700	Polish Zloty	23,500,000	(116,672)
3/18/2020	UBS AG	U.S. Dollar	7391375	Swedish Krona	70,000,000	(110,420)
						$(586,180)